SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2021
SHAREHOLDERS' EQUITY
Schedule of share capital

	Ordinary
	Quantity	(%)
Controlling Shareholders
Suzano Holding S.A.	367,612,329	27.01
Controller	194,809,797	14.31
Managements	33,856,734	2.49
Alden Fundo de Investimento em Ações	26,154,744	1.92
	622,433,604	45.73
Treasury	12,042,004	0.88
Other shareholders	726,787,976	53.39
	1,361,263,584	100.00